Segment information - Revenue (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Geographical segments
Revenue	€ 37,200	€ 38,255
Intra-Group eliminations
Geographical segments
Revenue	(2,232)	(2,196)
Continental Europe
Geographical segments
Revenue	9,972	8,454
Continental Europe | Operating segment
Geographical segments
Revenue	10,282	9,103
Continental Europe | Intra-Group eliminations
Geographical segments
Revenue	(310)	(649)
United Kingdom
Geographical segments
Revenue	4,170	4,473
United Kingdom | Operating segment
Geographical segments
Revenue	4,404	4,515
United Kingdom | Intra-Group eliminations
Geographical segments
Revenue	(234)	(42)
Latin America
Geographical segments
Revenue	18,639	20,679
Latin America | Operating segment
Geographical segments
Revenue	18,470	20,283
Latin America | Intra-Group eliminations
Geographical segments
Revenue	169	396
United States
Geographical segments
Revenue	4,082	4,613
United States | Operating segment
Geographical segments
Revenue	4,204	4,687
United States | Intra-Group eliminations
Geographical segments
Revenue	(122)	(74)
Corporate center
Geographical segments
Revenue	337	36
Corporate center | Operating segment
Geographical segments
Revenue	2,072	1,863
Corporate center | Intra-Group eliminations
Geographical segments
Revenue	€ (1,735)	€ (1,827)